EARNINGS PER SHARE (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ 149	$ (602)	$ 516	$ (282)	$ (453)	$ 234
Non-controlling interests	6		15		13	59
Net income (loss)	$ 149		$ 516		$ (453)	$ 234
Weighted average shares – Class C shares (in shares)	294,359,232		203,406,212		283,583,064	202,267,754
Class A exchangeable and Class B shareholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income from continuing operations available to common shareholders	$ 5		$ 4		$ 10	$ 8
Class C shareholder
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income from continuing operations available to common shareholders	$ 138		$ 497		$ (476)	$ 167